INCOME TAX EXPENSE (Schedule of reconciliation of the income taxes computed) (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥		¥ (6,179)	¥ (4,445)	¥ (3,769)
Loss for the year from discontinued operations, net of tax | ¥		(23,817)	(18,591)	(36,176)
Total loss before income tax for the year | ¥		¥ (29,996)	¥ (23,036)	¥ (39,945)
Tax at the statutory tax rate	25.00%	25.00%	25.00%	25.00%
Computed income tax benefit | ¥		¥ (7,499)	¥ (5,759)	¥ (9,986)
Effect of different tax rates for the Company and overseas subsidiaries | ¥		1,269	820	680
Effect of the deemed interest income | ¥				1,112
Tax losses not recognized | ¥		6,230	4,259	4,927
Deferred tax assets not recognized | ¥				3,407
Non-deductible expenses | ¥			680	972
Others | ¥				392
Income tax expense | ¥				1,504
Income tax expense from continuing operations at the effective rate | ¥				1,504
Income tax expense from discontinued operations at the effective rate | ¥
USD [Member]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $	$ (949)
Loss for the year from discontinued operations, net of tax | $	(3,660)
Total loss before income tax for the year | $	$ (4,609)
Tax at the statutory tax rate	25.00%	25.00%
Computed income tax benefit | $	$ (1,152)
Effect of different tax rates for the Company and overseas subsidiaries | $	195
Effect of the deemed interest income | $
Tax losses not recognized | $	957
Deferred tax assets not recognized | $
Non-deductible expenses | $
Others | $
Income tax expense | $
Income tax expense from continuing operations at the effective rate | $
Income tax expense from discontinued operations at the effective rate | $